DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Deferred Revenues	Deferred revenues consisted of the following:

	December 31,
	2019	2018

Security subscriptions	$613.1	$554.2
Software updates and maintenance	757.4	765.9
Other	16.2	17.9

	$1,386.7	$1,338.0